Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Subscription Receivables	Subscription receivables
	December 31,
	2023	2022
Balance at beginning of year	$319,872	$—
Issuance of shares (Note 1)	2,866,856	319,872
Settlement of subscription receivable (Note 2)	(219,628)	—
Total	$2,967,100	$319,872
Note 1:	On August 15, 2022, the Company issued and allotted additional 41,830 ordinary shares to Seazen Resources Investment Limited (“Seazen”) at the consideration of $961,538, of which other borrowings of $641,025 and $641 settlement was offset with consideration as partial settlement and $319,872 was subscription receivable due from Seazen.
Note 2:	On January 18, 2023, the Company received $192,308 from Seazen, reducing the subscription receivable by $192,308. On January 10, 2023, the Company issued and allotted additional 27,293 ordinary shares to Tung Donald Fan and Hok Lun Alan Lau at the consideration of $812,573. On December 4, 2023, the Company issued and allotted additional 69,000 shares to DoubleClick Services Limited at $2,054,283. Among the subscription receivable during the year, $27,320 was settled by the professional consulting service rendered during the year ended December 31, 2023.

Schedule of Additional Paid-in Capital	Additional paid-in capital
	December 31,
	2023	2022
Balance at beginning of year	$1,458,941	257,821
Directors’ remuneration (Note 1)	—	240,000
Issuance of shares (Note 2)	2,865,893	961,120
Total	$4,324,834	1,458,941
Note 1:	The Company recorded remuneration to its directors, Mr. Siu, Wing Fung Alfred and Ms. Fong, Hei Yue Tina. The remuneration to Mr. Siu, Wing Fung Alfred and Ms. Fong, Hei Yue Tina was $120,000 and $120,000 for the year ended December 31, 2022, respectively. The directors considered remuneration as a capital injection rather than receiving it in cash, resulting in an $240,000 increase in paid-in capital.
Note 2:	On August 15, 2022, the Company issued 41,830 ordinary shares to Seazen, increasing the additional paid-in capital by $961,120. On January 10, 2023, the Company issued 27,293 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 69,000 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,053,593.